Note 8 - Debt - Outstanding Letters of Credit (Details) - Letter of Credit [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Letters of Credit Amount Outstanding	$ 175	$ 350
Mt Laurel [Member]
Line of Credit, Issue Date	Mar. 29, 2010
Line of Credit, ExpirationDate	Mar. 31, 2018
Lease Expiration Date	Apr. 30, 2021
Letters of Credit Amount Outstanding	$ 125	250
Mansfield [Member]
Line of Credit, Issue Date	Oct. 27, 2010
Line of Credit, ExpirationDate	Nov. 08, 2017
Lease Expiration Date	Aug. 31, 2021
Letters of Credit Amount Outstanding	$ 50	$ 100